RECLASSIFICATIONS OF PRIOR PERIOD FIGURES	12 Months Ended
Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
RECLASSIFICATIONS OF PRIOR PERIOD FIGURES

36.RECLASSIFICATIONS OF PRIOR PERIOD FIGURES

Certain of the prior year’s figures have been reclassified to conform to the presentation in the current year.  Such reclassifications were primarily the grouping and disaggregation of small balances.

(a)	Income statement

2021
As previously presented
Interest income and finance costs	$(1,296)
As currently presented
Interest income	$341
Interest and accretion expense	(1,637)
$(1,296)

Revenue
As previously presented	$4,091
Refining and transportation reclassified to operating costs	33
As currently presented	$4,124

Operating costs
As previously presented	$1,247
Refining and transportation reclassified from revenue	33
As currently presented	$1,280

(b)	Statement of cash flows

2021
Operating activities – As previously presented
Other gains and losses	$(211)
Exploration paid via issuance of common shares	150
Changes in site closure provision charged to exploration expense	84
$23
Operating activities – As currently presented
Other	$23

Financing activities – As previously presented
Proceeds from the issuance of common shares, net of issuance costs	$34,442
Proceeds from the exercise of warrants	14,279
Proceeds from the exercise of stock options	475
Share issuance costs	(1,000)
$48,196
Financing activities – As currently presented
Proceeds from the issuance of common shares, net of issuance costs	$33,442
Proceeds from the issuance of stock options and warrants	14,754
$48,196